Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 17
CIK	dei_EntityCentralIndexKey	0000929523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2022
Prospectus Date	rr_ProspectusDate	Feb. 15, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM ESG Total Return Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIWX
PGIM ESG Total Return Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIYX
PGIM ESG Total Return Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIZX
PGIM ESG Total Return Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAJBX